Share-Based Compensation Plans - Weighted-Average Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted-average valuation assumptions:
Expected dividend yield	0.00%	0.00%
Expected volatility		73.77%
Expected term (years)		4 years 9 months
Risk-free interest rate		1.56%
Grant-date fair value		$ 1.62